Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	€ 47,207,000
Balance at the end of the period	38,852,000	€ 47,207,000
Discontinued Operations
Changes in Intangible Assets and Goodwill
Amortisation charge for the year	607,000	651,000
Amortisation charge for the year	607,000	651,000
Charge for the year	988,000	1,485,000
Significant licences | Germany
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	2,979,000
Balance at the end of the period	2,686,000	2,979,000
Significant licences | Vodacom
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	774,000
Balance at the end of the period	687,000	774,000
Significant licences | Italy
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	3,123,000
Balance at the end of the period		3,123,000
Significant licences | UK
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	1,055,000
Balance at the end of the period	989,000	1,055,000
Significant licences | Spain [Member]
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	758,000
Balance at the end of the period		758,000
Goodwill.
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	27,615,000
Balance at the end of the period	24,956,000	27,615,000
Licence and spectrum fees
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	9,969,000
Balance at the end of the period	€ 5,561,000	9,969,000
Licence and spectrum fees | Minimum [Member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	3 years
Licence and spectrum fees | Maximum [Member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	40 years
Software
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	€ 6,012,000
Balance at the end of the period	5,330,000	6,012,000
Assets in the course of construction	€ 1,200,000	1,451,000
Software | Minimum [Member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	3 years
Software | Maximum [Member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	10 years
Brands | Minimum [Member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	1 year
Brands | Maximum [Member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	30 years
Customer bases
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	€ 3,598,000
Balance at the end of the period	€ 2,982,000	3,598,000
Customer bases | Minimum [Member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	2 years
Customer bases | Maximum [Member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	37 years
Others
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	€ 13,000
Balance at the end of the period	23,000	13,000
Cost
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	162,128,000	167,145,000
Exchange movements	(2,081,000)	(2,850,000)
Disposal of subsidiaries		(5,192,000)
Additions	2,915,000	3,250,000
Disposals	(1,977,000)	(1,834,000)
Transfer of assets held for sale	(30,930,000)
Hyperinflation impacts	1,729,000	1,609,000
Balance at the end of the period	131,784,000	162,128,000
Cost | Goodwill.
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	96,904,000	100,897,000
Exchange movements	(1,042,000)	(783,000)
Disposal of subsidiaries		(3,939,000)
Transfer of assets held for sale	(19,498,000)
Hyperinflation impacts	888,000	729,000
Balance at the end of the period	77,252,000	96,904,000
Cost | Licence and spectrum fees
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	34,306,000	35,025,000
Exchange movements	(435,000)	(1,270,000)
Disposal of subsidiaries		(443,000)
Additions	283,000	439,000
Disposals	(986,000)	(2,000)
Transfer of assets held for sale	(6,258,000)
Hyperinflation impacts	382,000	557,000
Balance at the end of the period	27,292,000	34,306,000
Cost | Software
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	18,474,000	18,121,000
Exchange movements	(414,000)	(504,000)
Disposal of subsidiaries		(348,000)
Additions	2,615,000	2,804,000
Disposals	(989,000)	(1,831,000)
Transfer of assets held for sale	(2,600,000)
Hyperinflation impacts	348,000	232,000
Balance at the end of the period	17,434,000	18,474,000
Cost | Customer bases
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	11,905,000	12,552,000
Exchange movements	(130,000)	(240,000)
Disposal of subsidiaries		(458,000)
Transfer of assets held for sale	(2,517,000)
Hyperinflation impacts	62,000	51,000
Balance at the end of the period	9,320,000	11,905,000
Cost | Others
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	539,000	550,000
Exchange movements	(60,000)	(53,000)
Disposal of subsidiaries		(4,000)
Additions	17,000	7,000
Disposals	(2,000)	(1,000)
Transfer of assets held for sale	(57,000)
Hyperinflation impacts	49,000	40,000
Balance at the end of the period	486,000	539,000
Accumulated depreciation, amortisation and impairment
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(114,921)	(113,613,000)
Exchange movements	1,541,000	1,892,000
Disposal of subsidiaries		448,000
Disposals	1,936,000	1,817,000
Transfer of assets held for sale	24,133,000
Hyperinflation impacts	(1,499,000)	(1,434,000)
Amortisation charge for the year	4,122	4,031,000
Balance at the end of the period	(92,932,000)	(114,921)
Amortisation charge for the year	4,122	4,031,000
Charge for the year	4,870,000	5,627,000
Accumulated depreciation, amortisation and impairment | Goodwill.
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(69,289)	(69,013,000)
Exchange movements	897,000	414,000
Disposal of subsidiaries		39,000
Transfer of assets held for sale	16,984,000
Hyperinflation impacts	(888,000)	(729,000)
Balance at the end of the period	(52,296,000)	(69,289)
Accumulated depreciation, amortisation and impairment | Licence and spectrum fees
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(24,337)	(23,792,000)
Exchange movements	144,000	846,000
Disposal of subsidiaries		147,000
Disposals	985,000	2,000
Transfer of assets held for sale	2,704,000
Hyperinflation impacts	(196,000)	(407,000)
Amortisation charge for the year	1,031	1,133,000
Balance at the end of the period	(21,731,000)	(24,337)
Amortisation charge for the year	1,031	1,133,000
Accumulated depreciation, amortisation and impairment | Software
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(12,462)	(12,257,000)
Exchange movements	324,000	351,000
Disposal of subsidiaries		180,000
Disposals	951,000	1,814,000
Transfer of assets held for sale	1,871,000
Hyperinflation impacts	(304,000)	(207,000)
Amortisation charge for the year	2,484	2,343,000
Balance at the end of the period	(12,104,000)	(12,462)
Amortisation charge for the year	2,484	2,343,000
Accumulated depreciation, amortisation and impairment | Customer bases
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(8,307)	(8,013,000)
Exchange movements	120,000	231,000
Disposal of subsidiaries		80,000
Transfer of assets held for sale	2,517,000
Hyperinflation impacts	(62,000)	(51,000)
Amortisation charge for the year	606	554,000
Balance at the end of the period	(6,338,000)	(8,307)
Amortisation charge for the year	606	554,000
Accumulated depreciation, amortisation and impairment | Others
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(526)	(538,000)
Exchange movements	56,000	50,000
Disposal of subsidiaries		2,000
Disposals		1,000
Transfer of assets held for sale	57,000
Hyperinflation impacts	(49,000)	(40,000)
Amortisation charge for the year	1	1,000
Balance at the end of the period	(463,000)	(526)
Amortisation charge for the year	€ 1	€ 1,000